Annual Operating Expenses - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2045 Fund - Fidelity Freedom Blend 2045 Fund	May 30, 2024
Operating Expenses:
Management fee	0.49%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.50%	[1]

[1]	A Adjusted to reflect current fees.
[2]	B For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.